Subsequent events - Debt Drawdowns (Details) $ in Thousands	1 Months Ended			3 Months Ended	6 Months Ended
	Sep. 30, 2018 USD ($) item	Aug. 31, 2018 USD ($) item	Jun. 30, 2018 USD ($) item	Jun. 30, 2018 USD ($) item	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	May 31, 2018 USD ($)
Subsequent events
Debt drawdown					$ 142,025	$ 317,775
Repayments					167,491	283,473
Write-off of deferred financing fees					7,035	867
$35.7 Million Term Loan Facility
Subsequent events
Maximum borrowing capacity			$ 35,700	$ 35,700	35,700
BNPP Credit Facility
Subsequent events
Write-off of deferred financing fees					100	$ 500
ING Credit Facility
Subsequent events
Maximum borrowing capacity			171,200	$ 171,200	171,200		$ 132,500
Write-off of deferred financing fees					500
K-Sure Credit Facility
Subsequent events
Debt refinanced			$ 87,600
Write-off of deferred financing fees					$ 3,300
Number of vessels refinanced | item			5
Handymax | ING Credit Facility
Subsequent events
Number of vessels refinanced | item				1
Handymax | K-Sure Credit Facility
Subsequent events
Number of vessels refinanced | item			1
MR | ING Credit Facility
Subsequent events
Number of vessels refinanced | item				1
MR | K-Sure Credit Facility
Subsequent events
Number of vessels refinanced | item			1
$35.7 Million Term Loan Facility | $35.7 Million Term Loan Facility
Subsequent events
Debt drawdown		$ 35,700
Maximum borrowing capacity		35,700
$35.7 Million Term Loan Facility | BNPP Credit Facility
Subsequent events
Debt refinanced		26,500
Write-off of deferred financing fees		$ 100
$35.7 Million Term Loan Facility | MR | $35.7 Million Term Loan Facility
Subsequent events
Number of vessels refinanced | item		2
ING Credit Facility | ING Credit Facility
Subsequent events
Debt drawdown	$ 38,700
ING Credit Facility | K-Sure Credit Facility
Subsequent events
Repayments	26,900
Write-off of deferred financing fees	$ 500
ING Credit Facility | Handymax
Subsequent events
Number of vessels refinanced | item	1
ING Credit Facility | MR
Subsequent events
Number of vessels refinanced | item	1